Note 10 - Finance Income and Expense	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of finance income (cost) [text block]
10.	Finance income and expense

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Finance income
Foreign exchange gain	1,150	173	2,176
Interest income	6	-	-
Total finance income	1,156	173	2,176

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Finance expense
Related party loan interest payable	3,801	3,351	1,986
Convertible loan notes and preference shares interest payable	254	217	1,228
Waived dividends on convertible preference shares	-	-	(327)
Waived dividends on convertible loan notes	-	-	(668)
Debtor invoice finance interest payable	100	24	7
Lease liability interest payable	171	133	42
Bank interest payable	47	3	-
Foreign exchange losses	2,704	4,709	92
Other finance costs	289	167	90
Total finance expense	7,366	8,604	2,450